Off-Balance Sheet Arrangements, Commitments And Contingencies - Leases (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Noncancelable future operating lease commitments
2015	$ 1,251		$ 1,294
2016	1,274		1,274
2017	1,215		1,215
2018	860		860
2019	758		758
Thereafter	2,141		2,141
Total	7,181		7,542
Rent expense under noncancelable operating lease obligations, net of income from noncancelable subleases	$ 392	$ 329	$ 1,400	$ 1,400	$ 1,200